Accounts receivable (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about accounts receivable [line items]
Carrying amount of accounts receivable transferred to the banks	¥ 150,000,000
Original carrying value of the accounts receivable transferred under the arrangements that have not been settled	150,000,000	¥ 0
Original carrying value of the accounts receivable transferred under the arrangement that have not been settled	1,000,000,000
Loss on the date of transfer of the accounts receivable	10,528,000
Accounts receivable secured to banks as collateral against loans	¥ 0	¥ 0
The maturity period of the notes receivable	from 1 to 12 months	from 1 to 12 months
The Company and its subsidiaries except for SinoSing Power [member] | Domestic local power grid customers [member]
Disclosure of detailed information about accounts receivable [line items]
Credit periods	one month from the end of the month in which the sales are made
SinoSing Power [member]
Disclosure of detailed information about accounts receivable [line items]
Credit periods	from 5 to 60 days from the dates of billings
Yingda Securities Co., Ltd. ("Yingda") [member] | Shandong Power [member]
Disclosure of detailed information about accounts receivable [line items]
Aggregate amount of accounts receivable through the asset management plan	¥ 1,000,000,000